Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Series Global ex U.S. Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Global ex U.S. Index Fund
Class Name	Fidelity® Series Global ex U.S. Index Fund
Trading Symbol	FSGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Global ex U.S. Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Global ex U.S. Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 50,788,597,689
Holdings Count | shares	2,092
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$50,788,597,689
Number of Holdings	2,092
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 14.2 Information Technology 12.2 Consumer Discretionary 10.8 Health Care 8.5 Consumer Staples 7.4 Communication Services 6.3 Materials 6.0 Energy 4.3 Utilities 2.9 Real Estate 1.4 Common Stocks 99.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Japan 14.0 China 8.8 Canada 7.7 United Kingdom 7.3 United States 7.2 Germany 6.6 France 6.1 India 5.5 Taiwan 4.8 Others 32.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 14.0 China - 8.8 Canada - 7.7 United Kingdom - 7.3 United States - 7.2 Germany - 6.6 France - 6.1 India - 5.5 Taiwan - 4.8 Others - 32.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.6 Tencent Holdings Ltd 1.5 SAP SE 1.1 Nestle SA 1.0 Alibaba Group Holding Ltd 1.0 ASML Holding NV 0.9 Roche Holding AG 0.9 Novartis AG 0.8 Astrazeneca PLC 0.8 Novo Nordisk A/S Series B 0.8 11.4
Fidelity International Sustainability Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Sustainability Index Fund
Class Name	Fidelity® International Sustainability Index Fund
Trading Symbol	FNIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Sustainability Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Sustainability Index Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 486,827,890
Holdings Count | shares	856
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$486,827,890
Number of Holdings	856
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Industrials 12.4 Information Technology 12.2 Consumer Discretionary 11.0 Communication Services 8.3 Health Care 8.2 Consumer Staples 7.0 Materials 5.3 Energy 3.8 Utilities 2.9 Real Estate 1.8 Common Stocks 97.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 Japan 14.6 China 9.9 United Kingdom 8.4 Canada 7.8 Taiwan 7.0 United States 6.9 France 5.8 India 5.1 Switzerland 3.7 Others 30.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 14.6 China - 9.9 United Kingdom - 8.4 Canada - 7.8 Taiwan - 7.0 United States - 6.9 France - 5.8 India - 5.1 Switzerland - 3.7 Others - 30.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.8 Tencent Holdings Ltd 2.7 ASML Holding NV 1.8 Alibaba Group Holding Ltd 1.7 Novartis AG 1.5 Astrazeneca PLC 1.5 Novo Nordisk A/S Series B 1.5 HSBC Holdings PLC 1.4 Sony Group Corp 1.1 Unilever PLC 1.1 19.1
Fidelity Emerging Markets Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Index Fund
Class Name	Fidelity® Emerging Markets Index Fund
Trading Symbol	FPADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Index Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 8,513,257,807
Holdings Count | shares	1,264
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$8,513,257,807
Number of Holdings	1,264
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.2 Information Technology 21.5 Consumer Discretionary 13.6 Communication Services 9.9 Industrials 6.5 Materials 5.8 Consumer Staples 5.1 Energy 4.2 Health Care 3.3 Utilities 2.5 Real Estate 1.3 Common Stocks 98.4 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 China 29.1 India 19.0 Taiwan 16.8 Korea (South) 9.2 Brazil 4.4 Saudi Arabia 3.9 South Africa 2.8 Mexico 2.2 United Arab Emirates 1.4 Others 11.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.1 India - 19.0 Taiwan - 16.8 Korea (South) - 9.2 Brazil - 4.4 Saudi Arabia - 3.9 South Africa - 2.8 Mexico - 2.2 United Arab Emirates - 1.4 Others - 11.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 8.8 Tencent Holdings Ltd 5.0 Alibaba Group Holding Ltd 3.1 Samsung Electronics Co Ltd 2.3 HDFC Bank Ltd 1.7 Xiaomi Corp B Shares 1.4 Reliance Industries Ltd 1.3 ICICI Bank Ltd 1.2 Meituan B Shares 1.1 China Construction Bank Corp H Shares 1.1 27.0
Fidelity U.S. Sustainability Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Sustainability Index Fund
Class Name	Fidelity® U.S. Sustainability Index Fund
Trading Symbol	FITLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Sustainability Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Sustainability Index Fund	$ 5	0.11%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%
Net Assets	$ 3,954,944,395
Holdings Count | shares	285
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$3,954,944,395
Number of Holdings	285
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.0 Financials 12.9 Health Care 10.2 Consumer Discretionary 10.2 Communication Services 8.8 Industrials 7.8 Consumer Staples 5.4 Materials 2.5 Real Estate 2.2 Energy 1.5 Utilities 1.0 Common Stocks 92.5 Short-Term Investments and Net Other Assets (Liabilities) 7.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.5 Short-Term Investments and Net Other Assets (Liabilities) - 7.5 United States 98.7 Ireland 0.7 Brazil 0.4 Netherlands 0.2 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.7 Ireland - 0.7 Brazil - 0.4 Netherlands - 0.2 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 10.2 NVIDIA Corp 9.9 Alphabet Inc Class A 3.4 Tesla Inc 3.2 Alphabet Inc Class C 3.1 Eli Lilly & Co 2.8 Visa Inc Class A 2.2 Mastercard Inc Class A 1.7 Johnson & Johnson 1.4 Procter & Gamble Co/The 1.4 39.3
Fidelity SAI International Quality Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Quality Index Fund
Class Name	Fidelity® SAI International Quality Index Fund
Trading Symbol	FQITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Quality Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Quality Index Fund	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 1,392,013,801
Holdings Count | shares	145
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,392,013,801
Number of Holdings	145
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.5 Industrials 16.7 Health Care 16.3 Consumer Staples 13.2 Consumer Discretionary 12.6 Information Technology 9.5 Communication Services 4.9 Materials 4.2 Utilities 0.5 Energy 0.4 Real Estate 0.2 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 Japan 20.6 United States 14.3 Switzerland 12.3 United Kingdom 10.7 France 8.3 Netherlands 7.1 Germany 6.1 Australia 4.8 Denmark 3.7 Others 12.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.6 United States - 14.3 Switzerland - 12.3 United Kingdom - 10.7 France - 8.3 Netherlands - 7.1 Germany - 6.1 Australia - 4.8 Denmark - 3.7 Others - 12.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Nestle SA 3.6 Novartis AG 3.2 ASML Holding NV 3.2 Roche Holding AG 3.2 Unilever PLC 3.1 Allianz SE 3.0 RELX PLC 2.7 L'Oreal SA 2.7 Zurich Insurance Group AG 2.6 Novo Nordisk A/S Series B 2.6 29.9
Fidelity Flex International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® International Index Fund
Class Name	Fidelity Flex® International Index Fund
Trading Symbol	FITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® International Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,920,811,908
Holdings Count | shares	2,059
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,920,811,908
Number of Holdings	2,059
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 14.0 Information Technology 12.1 Consumer Discretionary 10.7 Health Care 8.3 Consumer Staples 7.5 Communication Services 6.1 Materials 6.0 Energy 4.2 Utilities 2.9 Real Estate 1.5 Common Stocks 98.5 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 Japan 13.9 China 8.7 United States 7.8 Canada 7.6 United Kingdom 7.3 Germany 6.6 France 6.1 India 5.4 Taiwan 4.8 Others 31.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 13.9 China - 8.7 United States - 7.8 Canada - 7.6 United Kingdom - 7.3 Germany - 6.6 France - 6.1 India - 5.4 Taiwan - 4.8 Others - 31.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.6 Tencent Holdings Ltd 1.4 SAP SE 1.1 Nestle SA 1.0 Alibaba Group Holding Ltd 1.0 ASML Holding NV 0.9 Roche Holding AG 0.9 Novartis AG 0.8 Astrazeneca PLC 0.8 Novo Nordisk A/S Series B 0.8 11.3
Fidelity SAI International Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Low Volatility Index Fund
Class Name	Fidelity® SAI International Low Volatility Index Fund
Trading Symbol	FSKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Low Volatility Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Low Volatility Index Fund	$ 9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 5,393,764,145
Holdings Count | shares	127
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$5,393,764,145
Number of Holdings	127
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.7 Health Care 15.4 Industrials 12.8 Consumer Staples 12.3 Communication Services 9.8 Utilities 8.5 Consumer Discretionary 6.4 Materials 5.5 Real Estate 4.7 Information Technology 3.4 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 29.6 United Kingdom 12.8 United States 12.2 Switzerland 9.6 Germany 5.8 Netherlands 5.1 Hong Kong 4.8 France 4.1 Denmark 3.4 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.6 United Kingdom - 12.8 United States - 12.2 Switzerland - 9.6 Germany - 5.8 Netherlands - 5.1 Hong Kong - 4.8 France - 4.1 Denmark - 3.4 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Air Liquide SA 2.1 Deutsche Boerse AG 2.1 Tokio Marine Holdings Inc 2.1 Unilever PLC 2.0 RELX PLC 2.0 National Grid PLC 2.0 Orange SA 1.9 Astrazeneca PLC 1.9 Novartis AG 1.9 Sanofi SA 1.8 19.8
Fidelity SAI Emerging Markets Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Index Fund
Class Name	Fidelity® SAI Emerging Markets Index Fund
Trading Symbol	FERGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Index Fund	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 4,443,525,680
Holdings Count | shares	1,248
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,443,525,680
Number of Holdings	1,248
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.4 Information Technology 20.8 Consumer Discretionary 13.2 Communication Services 9.6 Industrials 6.1 Materials 5.8 Consumer Staples 4.8 Energy 4.1 Health Care 3.2 Utilities 2.5 Real Estate 1.3 Common Stocks 95.3 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.3 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 China 28.2 India 18.4 Taiwan 16.3 Korea (South) 8.9 United States 4.3 Brazil 4.3 Saudi Arabia 3.8 South Africa 2.7 Mexico 2.1 Others 11.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 28.2 India - 18.4 Taiwan - 16.3 Korea (South) - 8.9 United States - 4.3 Brazil - 4.3 Saudi Arabia - 3.8 South Africa - 2.7 Mexico - 2.1 Others - 11.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 8.5 Tencent Holdings Ltd 4.9 Alibaba Group Holding Ltd 3.0 Samsung Electronics Co Ltd 2.3 HDFC Bank Ltd 1.7 Xiaomi Corp B Shares 1.4 Reliance Industries Ltd 1.2 ICICI Bank Ltd 1.2 China Construction Bank Corp H Shares 1.1 Meituan B Shares 1.0 26.3
Fidelity SAI Emerging Markets Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Low Volatility Index Fund
Class Name	Fidelity® SAI Emerging Markets Low Volatility Index Fund
Trading Symbol	FGKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Low Volatility Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Low Volatility Index Fund	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,380,109,986
Holdings Count | shares	128
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,380,109,986
Number of Holdings	128
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.3 Information Technology 16.5 Communication Services 13.1 Consumer Discretionary 8.1 Consumer Staples 7.9 Utilities 7.2 Health Care 4.8 Materials 3.4 Energy 3.3 Industrials 2.1 Real Estate 0.4 Common Stocks 95.1 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 China 21.6 Taiwan 21.2 India 18.5 Saudi Arabia 7.5 Korea (South) 5.7 United States 4.9 Malaysia 4.6 United Arab Emirates 4.0 Kuwait 2.3 Others 9.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 21.6 Taiwan - 21.2 India - 18.5 Saudi Arabia - 7.5 Korea (South) - 5.7 United States - 4.9 Malaysia - 4.6 United Arab Emirates - 4.0 Kuwait - 2.3 Others - 9.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Bharti Airtel Ltd 1.6 Agricultural Bank of China Ltd H Shares 1.6 PICC Property & Casualty Co Ltd H Shares 1.6 Bank of China Ltd H Shares 1.6 Bank of Communications Co Ltd H Shares 1.5 Saudi Telecom Co 1.5 Advanced Info Service PCL 1.5 Tenaga Nasional Bhd 1.5 Chunghwa Telecom Co Ltd 1.4 National Bank of Kuwait SAKP 1.4 15.2
Fidelity SAI U.S. Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Low Volatility Index Fund
Class Name	Fidelity® SAI U.S. Low Volatility Index Fund
Trading Symbol	FSUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Low Volatility Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Low Volatility Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 12,565,810,618
Holdings Count | shares	183
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,565,810,618
Number of Holdings	183
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.3 Financials 13.0 Health Care 12.1 Industrials 9.9 Consumer Discretionary 8.9 Consumer Staples 7.9 Communication Services 7.4 Utilities 4.8 Real Estate 4.3 Materials 3.9 Energy 1.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.3 Ireland 0.6 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.6 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.4 Apple Inc 4.0 Eli Lilly & Co 3.5 NVIDIA Corp 3.2 Visa Inc Class A 3.1 Johnson & Johnson 2.8 Procter & Gamble Co/The 2.7 Home Depot Inc/The 2.5 Philip Morris International Inc 2.4 UnitedHealth Group Inc 2.3 33.9
Fidelity Total International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Index Fund
Class Name	Fidelity® Total International Index Fund
Trading Symbol	FTIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Index Fund	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 14,841,802,080
Holdings Count | shares	5,072
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$14,841,802,080
Number of Holdings	5,072
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.6 Industrials 14.6 Information Technology 11.6 Consumer Discretionary 10.1 Health Care 7.8 Consumer Staples 7.1 Materials 6.7 Communication Services 5.5 Energy 4.1 Utilities 3.0 Real Estate 2.6 Common Stocks 96.4 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 Japan 14.9 United States 9.0 China 7.7 United Kingdom 7.3 Canada 7.2 Germany 5.8 India 5.6 France 5.4 Taiwan 4.7 Others 32.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 14.9 United States - 9.0 China - 7.7 United Kingdom - 7.3 Canada - 7.2 Germany - 5.8 India - 5.6 France - 5.4 Taiwan - 4.7 Others - 32.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.2 Tencent Holdings Ltd 1.2 SAP SE 1.0 Nestle SA 0.9 ASML Holding NV 0.9 Alibaba Group Holding Ltd 0.8 Roche Holding AG 0.8 Novartis AG 0.7 Astrazeneca PLC 0.7 Novo Nordisk A/S Series B 0.7 9.9
Fidelity SAI International Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Momentum Index Fund
Class Name	Fidelity® SAI International Momentum Index Fund
Trading Symbol	FITMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Momentum Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Momentum Index Fund	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 793,385,753
Holdings Count | shares	202
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$793,385,753
Number of Holdings	202
Portfolio Turnover	67%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.0 Industrials 20.9 Consumer Discretionary 12.8 Health Care 9.6 Information Technology 8.1 Materials 6.1 Consumer Staples 6.0 Communication Services 4.8 Utilities 2.7 Real Estate 1.6 Energy 1.5 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 Japan 25.9 United Kingdom 14.7 Germany 14.4 France 8.3 Australia 5.5 Switzerland 5.4 Italy 5.2 United States 4.5 Spain 3.9 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 25.9 United Kingdom - 14.7 Germany - 14.4 France - 8.3 Australia - 5.5 Switzerland - 5.4 Italy - 5.2 United States - 4.5 Spain - 3.9 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 3.6 Sony Group Corp 2.7 HSBC Holdings PLC 2.5 Deutsche Telekom AG 2.4 UniCredit SpA 2.4 Safran SA 2.4 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 2.3 Rolls-Royce Holdings PLC 2.2 Hitachi Ltd 2.1 EssilorLuxottica SA 2.1 24.7
Fidelity SAI Emerging Markets Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Value Index Fund
Class Name	Fidelity® SAI Emerging Markets Value Index Fund
Trading Symbol	FEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Value Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Value Index Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,025,439,313
Holdings Count | shares	214
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,025,439,313
Number of Holdings	214
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.8 Information Technology 21.3 Consumer Discretionary 13.2 Communication Services 9.9 Industrials 6.6 Materials 5.4 Consumer Staples 4.7 Energy 4.5 Health Care 3.6 Utilities 3.0 Real Estate 1.6 Common Stocks 97.5 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 China 28.1 Taiwan 17.7 India 15.9 Korea (South) 10.1 Brazil 3.9 Saudi Arabia 3.8 South Africa 2.8 United States 2.7 Mexico 2.0 Others 13.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 28.1 Taiwan - 17.7 India - 15.9 Korea (South) - 10.1 Brazil - 3.9 Saudi Arabia - 3.8 South Africa - 2.8 United States - 2.7 Mexico - 2.0 Others - 13.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 7.9 Tencent Holdings Ltd 3.8 Samsung Electronics Co Ltd 2.2 Alibaba Group Holding Ltd 2.1 China Construction Bank Corp H Shares 1.9 PDD Holdings Inc Class A ADR 1.8 Industrial & Commercial Bank of China Ltd H Shares 1.6 Hon Hai Precision Industry Co Ltd 1.6 Bank of China Ltd H Shares 1.5 Saudi Telecom Co 1.4 25.8
Fidelity Global ex U.S. Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global ex U.S. Index Fund
Class Name	Fidelity® Global ex U.S. Index Fund
Trading Symbol	FSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global ex U.S. Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global ex U.S. Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 11,555,942,552
Holdings Count | shares	2,079
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$11,555,942,552
Number of Holdings	2,079
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.5 Industrials 13.7 Information Technology 12.3 Consumer Discretionary 10.5 Health Care 8.4 Consumer Staples 7.4 Materials 6.1 Communication Services 6.0 Energy 4.3 Utilities 2.8 Real Estate 1.5 Common Stocks 98.1 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 13.7 China 8.6 United States 8.2 Canada 7.6 United Kingdom 7.3 Germany 6.5 France 6.1 India 5.4 Taiwan 4.8 Others 31.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 13.7 China - 8.6 United States - 8.2 Canada - 7.6 United Kingdom - 7.3 Germany - 6.5 France - 6.1 India - 5.4 Taiwan - 4.8 Others - 31.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 2.6 Tencent Holdings Ltd 1.4 SAP SE 1.1 Nestle SA 1.0 ASML Holding NV 1.0 Alibaba Group Holding Ltd 1.0 Roche Holding AG 0.9 Novartis AG 0.8 Astrazeneca PLC 0.8 Novo Nordisk A/S Series B 0.8 11.4
Fidelity SAI International Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Value Index Fund
Class Name	Fidelity® SAI International Value Index Fund
Trading Symbol	FIWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Value Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Value Index Fund	$ 8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 7,948,250,221
Holdings Count | shares	205
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,948,250,221
Number of Holdings	205
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.1 Industrials 17.3 Consumer Discretionary 10.8 Health Care 9.6 Materials 7.2 Consumer Staples 7.2 Communication Services 6.2 Information Technology 5.6 Energy 4.8 Utilities 4.0 Real Estate 0.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 25.8 France 13.3 United Kingdom 11.8 Germany 11.3 United States 9.6 Spain 5.2 Singapore 4.2 Australia 4.1 Sweden 2.7 Others 12.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 25.8 France - 13.3 United Kingdom - 11.8 Germany - 11.3 United States - 9.6 Spain - 5.2 Singapore - 4.2 Australia - 4.1 Sweden - 2.7 Others - 12.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sanofi SA 2.6 Banco Santander SA 2.5 Deutsche Telekom AG 2.4 British American Tobacco PLC 2.3 BNP Paribas SA 2.2 GSK PLC 2.1 Banco Bilbao Vizcaya Argentaria SA 2.1 Novartis AG 1.9 Vinci SA 1.9 TotalEnergies SE 1.7 21.7
Fidelity SAI International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Index Fund
Class Name	Fidelity® SAI International Index Fund
Trading Symbol	FIONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Index Fund for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 7,246,541,953
Holdings Count | shares	704
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$7,246,541,953
Number of Holdings	704
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 18.0 Health Care 11.6 Consumer Discretionary 10.1 Consumer Staples 8.5 Information Technology 8.1 Materials 5.5 Communication Services 5.1 Utilities 3.2 Energy 3.0 Real Estate 1.8 Common Stocks 97.9 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 Japan 21.6 United States 12.2 United Kingdom 11.4 Germany 10.1 France 9.6 Australia 6.6 Switzerland 4.8 Netherlands 3.9 Sweden 3.1 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 United States - 12.2 United Kingdom - 11.4 Germany - 10.1 France - 9.6 Australia - 6.6 Switzerland - 4.8 Netherlands - 3.9 Sweden - 3.1 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SAP SE 1.8 Nestle SA 1.6 ASML Holding NV 1.5 Roche Holding AG 1.3 Novartis AG 1.2 Astrazeneca PLC 1.2 Novo Nordisk A/S Series B 1.2 HSBC Holdings PLC 1.2 Shell PLC 1.1 Toyota Motor Corp 1.0 13.1